(Loss) income per share	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements [Abstract]
(Loss) income per share [Text block]

16. (Loss) income per share

For the years ended December 31, 2021 and 2020, the calculation of basic and diluted (loss) earnings per share is based on the following data:

	Year ended December 31,
	2021	2020

Earnings ($)
Net (loss) income after tax for the year	(68,883)	57,376

Number of shares
Weighted average number of ordinary shares - basic	224,729,084	223,655,880
Effect of dilutive share options	-	1,263,594
Weighted average number of ordinary shares - diluted	224,729,084	224,919,474

For the year ended December 31, 2021, the effect of all potentially dilutive securities was anti-dilutive given that the Company reported a net loss for the year.

For the year ended December 31, 2020, excluded from the calculation of diluted weighted average shares outstanding were 5,978,748 stock options that were determined to be anti-dilutive.